INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) before Income Tax
Income (loss) before income taxes	$ 321,316,997	$ 53,203,722	$ (200,588,507)
Current Tax
Current Tax, net	46,739,006	11,683,643	15,697,682
Deferred Tax
Deferred Tax, net	30,691,907	(4,044,857)	(21,131,092)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	77,430,913	7,638,786	(5,433,410)
Canada.
Income (Loss) before Income Tax
Income (loss) before income taxes	248,666,430	41,700,153	2,616,980
Current Tax
Current Tax, net	17,721,440	1,694,557	2,447,930
Deferred Tax
Deferred Tax, net	40,894,769	11,493,561	1,713,862
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	58,616,209	13,188,118	4,161,792
Other
Income (Loss) before Income Tax
Income (loss) before income taxes	72,650,567	11,503,569	(203,205,487)
Current Tax
Current Tax, net	29,017,566	9,989,086	13,249,752
Deferred Tax
Deferred Tax, net	(10,202,862)	(15,538,418)	(22,844,954)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	$ 18,814,704	$ (5,549,332)	$ (9,595,202)